Retirement Benefits - Reconciliation of Level 3 Assets and Liabilities measured at Fair Value for Pension and Other Postretirement Benefit Plans (Details) - Pension and other post retirement benefit [Member] - Fair Value, Inputs, Level 3 [Member] - USD ($)
$ in Millions
	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Fair value of net plan assets as of the beginning of year	$ 485	$ 285
Relating to assets still held at the reporting date	6	18
Defined Benefit Plan Purchases	15	34
Settlements	(42)	(27)
Transfers into (out of) Level 3	5	175
Fair value of net plan assets as of the end of year	469	485
Debt Securities [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Fair value of net plan assets as of the beginning of year	348	144
Relating to assets still held at the reporting date	(12)	11
Defined Benefit Plan Purchases	10	20
Settlements	(13)	(2)
Transfers into (out of) Level 3	4	175
Fair value of net plan assets as of the end of year	337	348
Equity Securities [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Fair value of net plan assets as of the beginning of year	1	3
Relating to assets still held at the reporting date	0	(2)
Defined Benefit Plan Purchases	0	0
Settlements	0	0
Transfers into (out of) Level 3	1	0
Fair value of net plan assets as of the end of year	2	1
Private Placement [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Fair value of net plan assets as of the beginning of year	136	138
Relating to assets still held at the reporting date	18	9
Defined Benefit Plan Purchases	5	14
Settlements	(29)	(25)
Transfers into (out of) Level 3	0	0
Fair value of net plan assets as of the end of year	$ 130	$ 136